Performance Management - Recurrent MLP & Infrastructure Fund	Feb. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund’s shares to the performance of a broad-based securities market index, which serves as the Fund’s regulatory index, as well against another index that the Advisor believes better represents the Fund’s investment strategy. The Fund does not seek to track the regulatory index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.recurrentadvisors.com or by calling 1-833-RECURRENT (1-833-732-8773).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart for the Calendar Year Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	06/30/2020	39.80%
Lowest Quarter:	03/31/2020	-54.01%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	39.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(54.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class I Shares	One Year	Five Years	Since Inception(1)
Return before taxes	8.99%	26.10%	10.99%
Return after taxes on Distributions	7.60%	24.75%	10.08%
Return after taxes on Distributions and Sale of Fund Shares	6.29%	21.42%	8.77%
Alerian MLP Index(2) (reflects no deduction for fees, expenses or taxes)	9.76%	25.96%	10.02%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.58%

(1)	The Fund’s Class I shares commenced operations on November 2, 2017.

(2)	The Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated by Standard & Poor’s using a float-adjusted market capitalization methodology. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(3)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. The index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based index that provides a broad measure of market performance. Investors cannot directly invest in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.recurrentadvisors.com
Performance Availability Phone [Text]	1-833-RECURRENT (1-833-732-8773)